Investments (Tables)	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Schedule of Investments

	December 31,
	2020	2021
	RMB	RMB
Equity investments without readily determinable fair values (i)	279,818	450,937
Debt investments (ii)	—	157,160
Equity method investments (iii)	187,388	520

	467,206	608,617

(i)
Equity investments without readily determinable fair values include investment in equity securities of private investee companies over which the Group has neither significant influence nor control through investments in common stock or in-substance common stock.

In 2020 and 2021, the Group acquired equity interests in a number of privately-held investee companies at with a total consideration of RM
B101,964 and RMB126,958, respectively.
The Group elected to apply the measurement alternative to account for these investments (see Note 2(k)).

(ii)
In 2021, the Group made an investment in debt securities (i.e. certain preferred shares) of a privately-held investee company at a cash consideration of
RM
B157,160
(“Debt Investment”). Given that the preferred stock will become redeemable simply by the the passage of time and the intention of the Group is to hold and consider a future disposal, the investment is accounted for as an available-for-sale debt investment (see Note 2(k)), wherein the investment is carried at fair value with realized or unrealized gains or losses recorded in accumulative other comprehensive income (loss). As of December 31, 2021, the fair value of the Debt Investment is not materially different from the fair value at the acquisition date.

(iii)
In 2018, the Group invested as one of the limited partners with significant influence in an investment fund (the “Fund”) which owns an equity interest in an online game company, which was accounted for as an equity investment. For the year ended December 31, 2021, the Group disposed of its interest (through sales to two separate parties) in the Fund with a disposal gain of

R
MB378,679 recognized, of which RMB360,589 was related to the transaction with an entity owned by Tencent.
 The t
otal cash con
sideration was RMB554,889
, of wh
ich RMB529,070 was related to a tra
nsaction under
taken with an entity owned by Tencent.